Other Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities

Other payables and accrued liabilities consist of the following:

	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	USD
Salary payables	889,502	947,741	139,151
Other payables and accrued expenses	633,948,371	614,560,972	90,231,976
Accrued interest payable	9,739,427	9,739,427	1,429,977
Total other payables and accrued liabilities	644,577,300	625,248,140	91,801,104